Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 21, 2019
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 21, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 21, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKAX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKNX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKBX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKCX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKIX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKJX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKKX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKRX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXAX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXNX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXBX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXCX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXIX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXJX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXKX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXRX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRAX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRDX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRBX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRCX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRIX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRJX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRKX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRHX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDAX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDNX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDBX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDCX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDIX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDJX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDKX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDRX